Income Taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current tax expense	$ 8,800	$ 1,288
Deferred tax expense (recovery)	12,506	(552)
Tax expense (income)	$ 21,306	$ 736